Document and Entity Information (USD $)	12 Months Ended
	Dec. 31, 2012	Jun. 03, 2013	Jun. 20, 2012
Document And Entity Information
Entity Registrant Name	Organic Alliance, Inc.
Entity Central Index Key	0001442634
Document Type	10-K
Document Period End Date	Dec. 31, 2012
Amendment Flag	true
Amendment Description

The purpose of this Amendment No. 1 to Organic Alliance Inc. Annual Report on Form 10-K for the year ended December 31, 2012, filed with the Securities and Exchange Commission on June 4, 2013 (the “Form 10-K”), is to furnish Exhibit 101 to the Form 10-K in accordance with Rule 405 of Regulation S-T. Exhibit 101 to this report provides the financial statements and related notes from the Form 10-K formatted in XBRL (eXtensible Business Reporting Language).

Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	No
Entity Filer Category	Smaller Reporting Company
Entity Public Float			$ 920,930
Entity Common Stock, Shares Outstanding		18,473,554
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2012